UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-2481

					Capital Cash Management Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	12/31

				Date of reporting period:	12/31/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


                          CAPITAL CASH MANAGEMENT TRUST



                                     ANNUAL
                                     REPORT



                                DECEMBER 31, 2005

PRIVACY NOTICE (unaudited)

                          Capital Cash Management Trust


Our Privacy Policy. In providing services to you as an individual who owns or is considering investing in shares of the Trust we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

Information We Collect. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your Trust transactions and holdings, how you voted your shares and the account where your shares are held.

Information We Disclose. We disclose nonpublic personal information about you to companies that provide necessary services to us, such as the Trust's transfer agent, distributor, investment adviser or sub-adviser, as permitted or required by law, or as authorized by you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

How We Safeguard Your Information. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

                            Aquila Distributors, Inc.
                        Aquila Investment Management LLC
                          STCM Management Company, Inc.

This Privacy Policy also has been adopted by Aquila Distributors, Inc., Aquila Investment Management LLC and STCM Management Company, Inc. and applies to all nonpublic information about you that each of these companies may obtain in connection with services provided to the Trust or to you as a shareholder of the Trust.

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Shareholders and
Board of Trustees of
Capital Cash Management Trust


We have audited the accompanying statement of assets and liabilities, of Capital Cash Management Trust ("the Trust") as of December 31, 2005 and the related statement of operations, changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended December 31, 2004 and the financial highlights for each of the years in the four year period ended December 31, 2004 have been audited by other auditors, whose report dated February 18, 2005 expressed an unqualified opinion on such financial statements and financial highlights

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Cash Management Trust as of December 31, 2005 the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.





                                                     TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 16, 2006

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2005


Cash and Net Assets - 100.0%..........................................$1,001
                                                                      ======

SHARES OF BENEFICIAL INTEREST:
Original Shares Class:
Shares outstanding (unlimited number of $.01 par value shares
authorized)......................................................      1,001
                                                                       =====

Net Asset Value Per Share..............................................$1.000
                                                                       =====


NET ASSETS CONSIST OF:
Capital Stock - Authorized an unlimited number of shares,
      par value $0.01 per share                                        $  10
Additional paid-in capital                                             1,006
Accumulated net realized loss on                                        (15)
investments
                                                                   ---------
                                                                     $ 1,001
                                                                      ======













                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                            STATEMENTS OF OPERATIONS


                                                            Year          Period        Year
                                                            Ended          Ended        Ended
                                                          Dec. 31,
                                                            Dec. 31,
                                                            June 30,
                                                            2005 2004
                                                            2004
INVESTMENT INCOME:
Interest income                                                      -            -       $9,060
                                                              --------     --------     --------
EXPENSES:
   Investment Adviser fees                                           -            -        1,787
   Administrator fees                                                -            -        1,339
   Legal fees                                                        -            -       18,554
   Trustees fees and expenses                                        -            -       11,168
   Auditing and taxnd expenses                                       -            -        9,180
   Custodian fees                                                    -            -        2,039
   Registration fees and dues                                        -            -        1,824
   Shareholders' reports                                             -            -          625
   Taxes                                                             -            -          600
   Transfer and shareholder servicing agent fees                     -            -          477
   Insurance                                                         -            -           71
   Miscellaneous                                                     -            -        3,983

                                                              --------     --------   ----------
Total expenses                                                       -            -       51,647

   Investment Advisory fees waived                                   -            -      (1,787)
   Administration fees waived                                        -            -      (1,339)
   Reimbursement of expenses by Administrator                        -            -     (46,220)
   Expenses paid indirectly                                          -            -         (36)

                                                              --------     --------   ----------
Net                                                                  -            -        2,265
expenses
                                                              --------     --------   ----------

Net investment                                                       -            -        6,795
income
                                                              --------     --------   ----------

Net increase in net assets resulting from                            -            -      $ 6,795
operations
                                                                ======       ======       ======



                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS




                                                          Year Ended        Period Ended        Year Ended
                                                         Dec. 31, 2005      Dec. 31, 2004      June 30, 2004
                                                       -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS  OPERATIONS:
Net investment                                                    $-                 $-            $ 6,795
income.........................................                    -                  -                  -
Net realized loss from securities transactions........

                                                          ----------         ----------        -----------
Change in net assets resulting from operations                     -                  -              6,795

                                                          ----------         ----------        -----------
Change in net assets resulting from operations                     -                  -              6,795

                                                          ----------         ----------        -----------
DIVIDENDS TO SHAREHOLDERS
 FROM NET INVESTMENT INCOME:
Original Shares                                                    -                  -             (6,795)
                                                          ----------         ----------        -----------
CAPITAL SHARE TRANSACTIONS (at $1.00 per share):
Proceeds from shares sold:
Original Shares                                                    -                  -          4,109,574
Reinvested dividends and distributions:
Original Shares                                                    -                  -              6,214

Cost of shares redeemed:
        Original Shares                                            -                  -         (5,878,653)
.............................................

                                                          ----------         ----------        -----------
Change in net assets from capital share
transactions                                                       -                  -         (1,762,865)
.....................................

                                                          ----------         ----------        -----------
Total change in net assets                                         -                  -         (1,762,865)
.....................................

NET ASSETS:
Beginning of period                                            1,001              1,001          1,763,866
............................................
                                                          ----------         ----------        -----------
End of period                                                 $1,001             $1,001             $1,001
.......................................................
                                                              ======             ======          =========





                 See accompanying notes to financial statements.

                          CAPITAL CASH MANAGEMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS


 Note A- Capital Cash Management Trust (the "Trust") is a Massachusetts business trust established on August 20, 1976 as a successor to the money-market fund, the STCM Corporation, which commenced operations on July 8, 1974. It is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end investment company. The Fund ceased operations on December 2, 2003 inasmuch as all shares outstanding, except for 1,001 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) were redeemed by shareholders. Although the Fund is not conducting a public offering of its shares, it will continue to exist as a Massachusetts Business Trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have now been assumed by Aquila Investment Management LLC.


On December 4, 2003, the Board of Trustees approved a change in the Fund's fiscal year end from June 30th to December 31st.


Note B - Since inception, the Fund has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund made distributions of income and securities gains sufficient to relieve it from all, or substantially all, Federal income and excise taxes.


Note C- Aquila Investment Management LLC has agreed to pay all operating expenses of the Fund.


Proxy Voting Record. As the Fund is closed, the Fund had no portfolio securities. Therefore, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2005 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.



Note D- Change in Principal Accountants

KPMG LLP was previously the principal accountants for the Capital Cash Management Trust (the "Trust"). On July 27, 2005 KPMG LLP resigned as the principal accountants of the Trust and Tait, Weller and Baker was engaged as the principal accountants to audit the Trust's financial statements for the fiscal year of 2005. The decision was made by the Audit Committee of the Board of Trustees.

The audit reports of KPMG LLP on the Trust's financial statements as of and for the years ended December 31, 2004 and 2003 did not contain an adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

In connection with the audits of the two fiscal years ended December 31, 2004 and 2003 and the subsequent interim period through July 27, 2005, there were no reportable events or disagreements with KPMG LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG LLP would have caused them to make reference in connection with their opinion to the subject matter of the disagreements.

                          CAPITAL CASH MANAGEMENT TRUST
                              FINANCIAL HIGHLIGHTS



FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                    Year          Period
                                                    Ended         Ended
                                                  Dec. 31,        Dec. 31,                         Year Ended June 30,
                                                                                                   -------------------
                                                    2005*           2004          2004         2003           2002           2001
                                                    -----           ----          ----         ----           ----           ----
Net asset value, beginning of period
                                                  $1.0000        $1.0000        $1.0000       $1.0000       $1.0000       $1.0000
                                                  -------        --------       --------      -------       -------       -------
Income from investment
operations:
Net investment income                                  -              -          .0032         0.0107        0.0194        0.0540
                                                       -              -          -----       ---------     --------        ------
Less distributions:
Dividends from net Investment income                   -              -         (.0032)       (0.0107)      (0.0194)      (0.0540)
                                                       -              -         -------       --------      --------      --------


Net asset value,
end of period                                    $1.0000         $1.0000        $1.0000        $1.0000       $1.0000       $1.0000
                                                 ========       ========       ========       ========      ========       =======

Total return                                           -           0.32%          0.32%          1.08%         1.96%         5.54%
Ratios/supplemental data
Net assets, end of
period (in thousands)                                 $1             $1             $1          $1,764        $1,555        $2,076

Ratio of expenses
to average net assets                                  -           0.26%          0.26%          0.39%         0.41%         0.40%

Ratio of net investment
income to average
net assets                                             -           0.75%          0.75%          1.03%         1.97%         5.40%

The expense and net investment income ratios without the effect of the Adviser's and Administrator's voluntary waiver of fees and the Administrator's expense reimbursement were:

Ratio of expenses
to average net assets                                  -           5.75%          5.75%          4.86%         3.47%         3.45%

Ratio of net investment
income (loss) to
average net assets                                     -          (4.74)%        (4.74)%        (3.43)%       (1.09)%        2.35%

The expense ratios after giving effect to the waivers, reimbursements and expense offset for uninvested cash balances were:

Ratio of expenses
to average net assets                                  -           0.25%          0.25%          0.36%         0.40%         0.40%

 * The Trust had no operations during the period.

                 See accompanying notes to financial statements

Analysis of Expenses (unaudited)


As a shareholder of the Trust, you may incur ongoing costs, including management fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on July 1, 2005 and held for the six months ended December 31, 2005.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".


For The Six Months Ended December 31, 2005

                                 Actual           Beginning         Ending           Expenses
                             Total Return(1)        Account         Account         Paid During
                                                    Value           Value         the Period(2)

CAPITAL CASH
MANAGEMENT TRUST                    -               $1,000.00       $1,000.00            -


(1) The Trust did not have any operations during the period.

(2) The Trust did not incur any expenses during the period.

Hypothetical Example for Comparison Purposes



The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

  For The Six Months Ended December 31, 2005


                              Hypothetical      Beginning         Ending          Expenses
                               Annualized        Account         Account        Paid During
                              Total Return        Value           Value        the Period(1)

CAPITAL CASH
 MANAGEMENT TRUST                   5.00%       $1,000.00       $1,025.00           -


(1) The Trust did not incur any expenses during the period.

Additional Information (unaudited)

Trustees
and Officers


                                                                       Number of
                         Positions Held                                Portfolios       Other Directorships
                         with                                          in Fund          Held by Trustee
                         Trust and                                     Complex          (The position held is
Name, Address(1)         Length of        Principal Occupation(s)      Overseen         a directorship unless
and Date of Birth        Service(2)       During Past 5 Years          by Trustee(3)    indicated otherwise.)
------------------       ----------       -------------------          -------------    ---------------------

Interested
Trustees(4)

Lacy B. Herrmann         Chairman of      Founder and Chairman of the        3       Director or trustee, Pimco
New York, NY             the Board of     Board, Aquila Management                   Advisors VIT, Oppenheimer Quest
(05/12/29)               Trustees since   Corporation, the sponsoring                Value Funds Group, Oppenheimer
                         1976             organization and parent of the             Small Cap Value Fund,
                                          Manager or Administrator and/or            Oppenheimer Midcap Fund, and
                                          Adviser or Sub-Adviser to each             Oppenheimer Rochester Group of
                                          fund of the Aquilasm Group of              Funds.
                                          Funds(5); Chairman of the
                                          Manager or Administrator and/or
                                          Adviser or Sub-Adviser to each
                                          since 2004; Founder and Chairman
                                          Emeritus of Hawaiian Tax-Free
                                          Trust, Pacific Capital Cash
                                          Assets Trust, Pacific Capital
                                          Tax-Free Cash Assets Trust,
                                          Pacific Capital U.S. Government
                                          Securities Cash Assets Trust,
                                          Tax-Free Fund of Colorado,
                                          Churchill Tax-Free Fund of
                                          Kentucky, Narragansett Insured
                                          Tax-Free Income Fund, Tax-Free
                                          Trust of Arizona, Tax-Free Trust
                                          of Oregon, Tax-Free Fund For
                                          Utah and Aquila Rocky Mountain
                                          Equity Fund; previously Chairman
                                          and a Trustee of each fund in
                                          the Aquilasm Group of Funds
                                          since its establishment until
                                          2004 or 2005; Director of the
                                          Distributor since 1981 and
                                          formerly Vice President or
                                          Secretary, 1981-1998; Trustee
                                          Emeritus, Brown University and
                                          the Hopkins School; active in
                                          university, school and
                                          charitable organizations.


Non-interested
Trustees

Theodore T. Mason        Trustee since    Executive Director, East Wind      8      Trustee, Pimco Advisors VIT.
New York, NY             1976             Power Partners LTD since 1994
(11/24/35)                                and Louisiana Power Partners,
                                          1999-2003; Treasurer, Alumni
                                          Association of SUNY Maritime
                                          College since 2004 (President,
                                          2002-2003, First Vice President,
                                          2000-2001, Second Vice
                                          President, 1998-2000) and
                                          director of the same
                                          organization since 1997;
                                          Director, STCM Management
                                          Company, Inc., 1973-2004; twice
                                          national officer of Naval
                                          Reserve Association, commanding
                                          officer of four naval reserve
                                          units and Captain, USNR (Ret);
                                          director, The Navy League of the
                                          United States New York Council
                                          since 2002; trustee, The
                                          Maritime Industry Museum at Fort
                                          Schuyler, 2000-2004; and the
                                          Maritime College at Fort
                                          Schuyler Foundation, Inc. since
                                          2000.


John J. Partridge        Trustee  since   Founding Partner, Partridge,       3                   None
Providence, RI           2004             Snow & Hahn, LLP, a law firm,
(05/05/40)                                Providence, Rhode Island, since
                                          1988; Assistant Secretary -
                                          Advisor to the Board,
                                          Narragansett Insured Tax-Free
                                          Income Fund, since 2005; Trustee
                                          2002 - 2005; director of various
                                          educational, civic and
                                          charitable organizations,
                                          including Greater Providence
                                          Chamber of Commerce, Ocean State
                                          Charities Trust and Memorial
                                          Hospital of Rhode Island.

Officers

Diana P. Herrmann        President        Vice Chair and Chief Executive     11                   None
New York, NY             since 2004       Officer of Aquila Management
(02/25/58)                                Corporation, Founder of the
                                          Aquilasm Group of Funds(5) and parent
                                          of Aquila Investment Management LLC,
                                          Manager, since 2004, President and
                                          Chief Operating Officer since 1997, a
                                          Director since 1984, Secretary since
                                          1986 and previously its Executive Vice
                                          President, Senior Vice President or
                                          Vice President, 1986-1997; Chief
                                          Executive Officer and Vice Chair since
                                          2004 and President, Chief Operating
                                          Officer and Manager of the Manager
                                          since 2003; Vice Chair, President,
                                          Executive Vice President or Senior
                                          Vice President of funds in the
                                          Aquilasm Group of Funds since 1986;
                                          Director of the Distributor since
                                          1997; trustee, Reserve Money-Market
                                          Funds, 1999-2000 and Reserve Private
                                          Equity Series, 1998-2000; Governor,
                                          Investment Company Institute and head
                                          of its Small Funds Committee since
                                          2004; active in charitable and
                                          volunteer organizations.

Robert W. Anderson       Chief            Chief Compliance Officer of the    N/A                 N/A
New York, NY             Compliance       Trust, the Manager and the
(08/23/40)               Officer since    Distributor since 2004,
                         2004             Compliance Officer of the Manager
                                          or its predecessor and current
                                          parent since 1998 and Assistant
                                          Secretary of the Aquilasm Group of
                                          Funds since 2000.

Joseph P. DiMaggio       Chief            Chief Financial Officer of the     N/A                  N/A
New York, NY             Financial        Aquilasm Group of Funds since
(11/06/56)               Officer since    2003 and Treasurer since 2000.
                         2003 and
                         Treasurer
                         since 2000

Edward M. W. Hines       Secretary        Partner, Hollyer Brady Barrett &   N/A                  N/A
New York, NY             since 1982       Hines LLP, legal counsel to the
(12/16/39)                                Trust, since 1989; Secretary of the
                                          Aquilasm Group of Funds.

John M. Herndon          Assistant        Assistant Secretary of the         N/A                  N/A
New York, NY (12/17/39)  Secretary        Aquilasm Group of Funds since
                         since            1995 1995 and Vice President of the
                                          three Aquila Money-Market Funds since
                                          1990; Vice President of the Manager or
                                          its predecessor and current parent
                                          since 1990.

 (1) The mailing address of each Trustee and officer is c/o Capital Cash Management Trust, 380 Madison Avenue, New York, NY 10017.

(2) Because the Trust does not hold annual meetings, each Trustee holds office for an indeterminate term. The term of office of each officer is one year.

(3) Includes certain Aquila-sponsored funds that are dormant and have no public shareholders.

(4) Mr. Herrmann is an interested person of the Trust as that term is defined in the 1940 Act as an officer of the Trust and a director, officer and shareholder of the Manager's corporate parent.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust and Pacific Capital Tax-Free Cash Assets Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 11 funds, which do not include the dormant funds described in footnote 3, are called the "Aquilasm Group of Funds."


ITEM 2. CODE OF ETHICS.

(a) As of December 31, 2005 (the end of the reporting period) the Trust has adopted a code of ethics that applies to the Fund's principal executive officer(s)and principal financial officer(s) and persons performing similar functions ("Covered Officers") as defined in the Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.;

(f)(1) Pursuant to Item 10(a)(1), a copy of the Fund's Code of Ethics that applies to the Trust's principal executive officer(s) and principal financial officer(s) and persons performing similar functions is included as an exhibit to its annual report on this Form N-CSR;

(f)(2) The text of the Fund's Code of Ethics that applies to the Fund's principal executive officer(s) and principal financial officer(s) and persons performing similar functions has been posted on its Internet website which can be found at the Fund's Internet address at aquilafunds.com.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)(ii) The Board of Trustees of the Fund has determined that it does not have at least one audit committee financial expert serving on its audit committee. The Fund does not have such a person serving on the audit committee because none of the persons currently serving as Trustees happens to have the technical accounting and auditing expertise included in the definition of "audit committee financial expert" recently adopted by the Securities and Exchange Commission in connection with this Form N-CSR, and the Board has not heretofore deemed it necessary to seek such a person for election to the Board.

The primary mission of the Board, which is that of oversight over the operations and affairs of the Fund, confronts the Trustees with a wide and expanding range of issues and responsibilities. The
Trustees believe that, accordingly, it is essential that the Board's membership consist of persons with as extensive experience as possible in fulfilling the duties and responsibilities of mutual fund directors and audit committee members and, ideally, with extensive experience and background relating to the economic and financial sectors and securities in which the Fund invests, including exposure to the financial and accounting matters commonly encountered with respect to those sectors and securities. The Board believes that its current membership satisfies those criteria. It recognizes that it would also be helpful to have a member with the relatively focused accounting and auditing expertise reflected in the applicable definition of "audit committee financial expert," just as additional members with similarly focused technical expertise in other areas relevant to the Fund's operations and affairs would also contribute added value. However, the Board believes that the Fund is better served, and its assets better employed, by a policy of hiring experts in various the specialized area of technical accounting and auditing matters, if and as the Board identifies the need, rather than by seeking to expand its numbers by adding technical experts in the areas constituting its domain of responsibility. The Fund's Audit Committee Charter explicitly authorizes the Committee to retain such experts as it deems necessary in fulfilling its duties under the Charter.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

a) Audit Fees - The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $ in 2005 and $ in 2004.

b) Audit Related Fees - There were no amounts billed for audit-related fees over the past two years other than stated above.

c) Tax Fees - The Registrant was billed by the principal accountant $ and $ in 2005 and 2004, respectively, for tax return preparation, tax compliance and tax planning.

d) All Other Fees - There were no additional fees paid for audit and non-audit services other than those disclosed in a) thorough c) above.

e)(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

e)(2) None of the services described in b) through d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, all were pre-approved on an engagement-by-engagement basis.

f)  No applicable.

g) There were no non-audit services fees billed by the Registrant's accountant to the Registrant's investment adviser or distributor over the past two years.

h)  Not applicable.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	   Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CAPITAL CASH MANAGEMENT TRUST



By:  /s/  Lacy B. Herrmann
- - ---------------------------------
Chairman of the Board of Trustees
March 10, 2006


By:  /s/  Diana P. Herrmann
- - ---------------------------------
President
March 10, 2006


By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Chief Financial Officer and Treasurer
March 10, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
- - ---------------------------------
Lacy B. Herrmann
Chairman of the Board of Trustees
March 10, 2006



By:  /s/  Diana P. Herrmann
- - ---------------------------------
Diana P. Herrmann
President
March 10, 2006



By:  /s/  Joseph P. DiMaggio
- - -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 10, 2006




CAPITAL CASH MANAGEMENT TRUST

EXHIBIT INDEX

(a)(1) Aquila Group of Funds Code of Ethics for Principal Executive and Senior Financial Officers under Section 406 of the Sarbanes-Oxley Act of 2002.

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.